Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Interest income:
Trading assets	$ 1,376		$ 1,358		$ 1,440
Investment securities	8,116		8,098		8,475
Mortgages held for sale	1,290		1,825		1,644
Loans held for sale	13		41		58
Loans	35,571		36,482		37,247
Other interest income	723		587		548
Total interest income	47,089		48,391		49,412
Interest expense:
Deposits	1,337		1,727		2,275
Short-term borrowings	60		79		80
Long-term debt	2,585		3,110		3,978
Other interest expense	307		245		316
Total interest expense	4,289		5,161		6,649
Net interest income	42,800		43,230		42,763
Provision for credit losses	2,309		7,217		7,899
Net interest income after provision for credit losses	40,491		36,013		34,864
Noninterest income
Service charges on deposit accounts	5,023		4,683		4,280
Trust and investment fees	13,430		11,890		11,304
Card fees	3,191		2,838		3,653
Other fees	4,340		4,519		4,193
Mortgage banking	8,774		11,638		7,832
Insurance	1,814		1,850		1,960
Net gains from trading activities	1,623		1,707		1,014
Net gains (losses) on debt securities	(29)	[1]	(128)	[1]	54	[1]
Net gains from equity investments	1,472	[2]	1,485	[2]	1,482	[2]
Lease income	663		567		524
Other	679		1,807		1,889
Total noninterest income	40,980		42,856		38,185
Noninterest expense
Salaries	15,152		14,689		14,462
Commission and incentive compensation	9,951		9,504		8,857
Employee benefits	5,033		4,611		4,348
Equipment	1,984		2,068		2,283
Net occupancy	2,895		2,857		3,011
Core deposit and other intangibles	1,504		1,674		1,880
FDIC and other deposit assessments	961		1,356		1,266
Other	11,362		13,639		13,286
Total noninterest expense	48,842		50,398		49,393
Income before income tax expense	32,629		28,471		23,656
Income tax expense	10,405		9,103		7,445
Net income before noncontrolling interests	22,224		19,368		16,211
Less: Net income from noncontrolling interests	346		471		342
Wells Fargo net income	21,878		18,897		15,869
Less: Preferred stock dividends and other	989		898		844
Wells Fargo net income applicable to common stock	$ 20,889		$ 17,999		$ 15,025
Per share information
Earnings per common share	$ 3.95		$ 3.40		$ 2.85
Diluted earnings per common share	$ 3.89		$ 3.36		$ 2.82
Dividends declared per common share	$ 1.15		$ 0.88		$ 0.48
Average common shares outstanding	5,287.3		5,287.6		5,278.1
Diluted average common shares outstanding	5,371.2		5,351.5		5,323.4

[1]	Total other-than-temporary impairment (OTTI) losses (gains) were $39 million, $3 million and $349 million for the year ended December 31, 2013, 2012 and 2011, respectively. Of total OTTI, losses of $158 million, $240 million and $423 million were recognized in earnings, and gains of $(119) million, $(237) million and $(74) million were recognized as non-credit-related OTTI in other comprehensive income for the year ended December 31, 2013, 2012 and 2011, respectively.
[2]	Includes OTTI losses of $186 million, $176 million and $288 million for the year ended December 31, 2013, 2012 and 2011, respectively.